Accounting Policies - Share-based Payment Agreements (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Agreements
Share-based compensation expense	$ 1,129,644	$ 1,327,549	$ 1,489,884
Share-based compensation credited in consolidated stockholder's equity	$ 1,108,094	$ 1,305,999	$ 1,468,337